Discontinued Operations - Summary of Revenues and Results of Operations of Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Expenses:
Compensation	$ 407,326	$ 441,207	$ 381,266
Other Expenses	28,533	28,929	15,544
Restructuring		24,175	3,812
Writedown of Assets & Lease loss Accrual	28,732	1,645	707
Total expenses	1,003,141	1,033,341	788,668
Loss from discontinued operations, net of tax	(80,470)	(17,179)	(16,625)
Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	145,840	156,446	183,655
Expenses:
Compensation	117,921	142,381	166,004
Other Expenses	37,418	36,135	31,384
Restructuring		4,449	12,918
Writedown of Assets & Lease loss Accrual	114,301	1,333	325
Total expenses	269,640	184,298	210,631
Pre-tax loss from discontinued operations	(123,800)	(27,852)	(26,976)
Income tax (expense) benefit	43,330	10,673	10,351
Loss from discontinued operations, net of tax	$ (80,470)	$ (17,179)	$ (16,625)